Provisions for employees' benefits - Plan assets of pension and pension bonds (Details) - Pension trust - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans
Assets of benefit plan	$ 11,730,776	$ 12,011,267
Floating interest rate
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	230,634	1,027,891
Foreign currency
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	2,935,450	1,980,308
Local currency
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	3,189,859	3,298,496
Bonds of private entities
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	2,932,226	3,118,893
Bonds issued by the national government
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	1,930,500	2,262,378
Other public bonds
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets		197,044
Bonds of foreign entities
Disclosure of defined benefit plans
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 512,107	$ 126,257